Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash
	December 31,
	2025	2024
Cash for immediate withdrawal - in USD	$2,699	$1,383
Cash for immediate withdrawal - in CAD	1,628	-
Cash for immediate withdrawal - in NIS	264	157

	$4,591	$1,540